Cover Page Document	Feb. 01, 2023	Jan. 30, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 30, 2023
Entity Registrant Name		C4 THERAPEUTICS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-39567
Entity Tax Identification Number	47-5617627
Entity Address, Address Line One		490 Arsenal Way,
Entity Address, Address Line Two		Suite 120
Entity Address, City or Town		Watertown,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code	02472
City Area Code		617
Local Phone Number		231-0700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		CCCC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001662579
Amendment Flag		false